Senior Unsecured Bonds	12 Months Ended
Dec. 31, 2024
Debt Disclosure [Abstract]
Senior Unsecured Bonds
11. Senior Unsecured Bonds

On September 10, 2020, the Company issued 5-year Senior Unsecured Bonds in an aggregate principal amount of $100 million with Nordic Trustee AS as the bond trustee (the “2020 Bonds”). The 2020 Bonds were governed by Norwegian law and were listed on the Nordic ABM which is operated and organized by Oslo Børs ASA. The 2020 Bonds attracted interest at a rate of 8.0% per annum and were to mature on September 10, 2025. Interest was payable semi-annually in arrears on March 10 and September 10.

On October 17, 2024 the Company issued $100 million of new 5-year Senior Unsecured Bonds ("2024 Bonds"). The 2024 Bonds are governed by Norwegian law and they are required to be listed on the Nordic ABM which is operated and organized by Oslo Børs ASA within 9 months of issuance. The listing is expected to be completed in the second quarter of 2025.

In connection with the 2024 Bonds issuance, the Company exercised a call option to repurchase its existing 2020 Bonds with ISIN NO0010891955 and maturity date in September 2025. Navigator exercised the call option on the 2020 Bonds at 101.6% of par value plus accrued interest and the transaction settled on November 1, 2024.

The redemption of our 2020 Bonds is accounted for as a debt extinguishment and the issuance of the 2024 Bonds is treated as the issuance of new debt. On redemption of our 2020 Bonds, the Company recognized a loss on extinguishment of $1.5 million, being the difference between the reacquisition price of the 2020 Bonds and the net carrying amount of the extinguished debt.

Issuance costs for the 2024 Bonds of $1.6 million have been deferred and are being amortized over the term of the 2024 Bonds using the effective rate method.

The 2024 Bonds bear interest at a rate of 7.25% per annum and mature on October 17, 2029. Interest is payable semi-annually in arrears on April 30 and October 30.

We may redeem the 2024 Bonds, in whole or in part at any time. Any 2024 Bonds redeemed; up until October 29, 2027 will be priced at the aggregate of the present value (based on 412.1 basis points) on the Repayment Date of the Nominal Amount and the remaining interest payments up to October 30, 2027; from October 30, 2027 to April 29, 2028, are redeemable at 102.9% of par; from April 30, 2028 to October 29, 2028, are redeemable at 102.175% of par; from October 30, 2028 to April 29, 2029, are redeemable at 101.45% of par; and from April 30, 2029 to October 29, 2029, are redeemable at 100% of par; in each case, in cash plus accrued interest.

Additionally, upon the occurrence of a “Change of Control Event” (as defined in the bond agreement for the 2024 Bonds, (the “2024 Bond Agreement”)), the holders of 2024 Bonds have the option to require us to repay such holders’ outstanding principal amount of 2024 Bonds at 101% of par, plus accrued interest.
Financial Covenants. The 2024 Bond Agreement contains financial covenants requiring us, among other things, to ensure that:

•we and our subsidiaries maintain a minimum liquidity of no less than $35 million; and
•we and our subsidiaries maintain an Equity Ratio (as defined in the 2024 Bond Agreement) of at least 30%.

Our compliance with the covenants listed above is measured as of the end of each fiscal quarter. As of December 31, 2024, we were in compliance with all covenants under the 2024 Bonds.

Restrictive Covenants. The 2024 Bonds provide that we may declare or pay dividends to shareholders provided the Company maintains a minimum liquidity of $45 million unless an event of default has occurred and is continuing. The 2024 Bond Agreement also limits us and our subsidiaries from, among other things, entering into mergers and de-mergers, engaging in transactions with affiliates or incurring any additional liens which would have a material adverse effect. In addition, the 2024 Bond Agreement includes customary events of default, including those relating to a failure to pay principal or interest, a breach of covenant, false representation or warranty, a cross-default to other indebtedness, the occurrence of a material adverse effect, or our insolvency or dissolution.

The following table shows the breakdown of our senior unsecured bonds and total deferred financing costs as of December 31, 2024, and 2023:

Senior Unsecured Bonds	December 31, 2023	December 31, 2024
	(in thousands)
2024 Bond cost	—	100,000
2020 Bond cost	100,000	—
Less Treasury bonds	(9,000)	—
Less deferred financing costs	(664)	(1,554)
Total Bonds, net of deferred financing costs	$90,336	$98,446
In September 2023, we purchased an aggregate of $9.0 million of the 2020 Bonds in the open market using cash on hand.